Debt - Summary Of Debt Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal	$ 124,508	$ 64,587
Notes debt 2018 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	5.00%	5.00%
Maturity	2022	2020
Principal	$ 16,540	$ 19,540
Notes debt 2019 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	5.00%	5.00%
Maturity	2022	2021
Principal	$ 25,000	$ 30,000
Notes debt 2020 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	5.00%	5.00%
Maturity	2022	2022
Principal	$ 15,047	$ 15,047
Series X [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	7.00%
Maturity	2023
Principal	$ 20,332
Cantor Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	7.00%
Maturity	2022
Principal	$ 7,500
Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	5.00%
Maturity	2046
Principal	$ 40,089